SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 29, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and consolidation
Basis of presentation and consolidation—We report on a 52-53 week fiscal year ending on the last Sunday of December in each year.  In addition, we have four quarterly reporting periods, each consisting of thirteen weeks and ending on a Sunday, provided that once every six years the fourth quarterly reporting period will be fourteen weeks.  The fourth quarterly reporting period in our 2012 fiscal year consisted of fourteen weeks.

The consolidated financial statements include the accounts of Journal Communications, Inc. and its wholly owned subsidiaries.  In 2012, we purchased the remaining noncontrolling interest associated with a variable interest entity (VIE) for which we were the primary beneficiary in accordance with U.S. generally accepted accounting principles and pursuant to the rules and regulations of the Securities and Exchange Commission.  All significant intercompany balances and transactions have been eliminated.

Palm Springs television results of operations and the gain on the sale of NorthStar Print Group Inc.'s (NorthStar) real estate holdings in 2011 have been reflected as discontinued operations in our consolidated statements of operations.

Use of estimates
Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Revenue recognition
Revenue recognition—Our principal sources of revenue are the sale of airtime on television and radio stations, the sale of advertising in newspapers and the sale of newspapers to individual subscribers and distributors.  In addition, we sell advertising on our newspaper, television and radio websites and derive revenue from other online activities.  Advertising revenue is recognized in the publishing, television and radio businesses when advertisements are published, aired or displayed, or when related advertising services are rendered. Newspaper advertising contracts, which generally have a term of one year or less, may provide rebates or discounts based upon the volume of advertising purchased during the terms of the contracts.  Estimated rebates and discounts are recorded as a reduction of revenue in the period the advertisement is displayed.  This requires us to make certain estimates regarding future advertising volumes.  Estimates are based on various factors including historical experience and advertising sales trends.  These estimates are revised as necessary based on actual volumes realized.  Circulation revenue is recognized on a pro-rata basis over the term of the newspaper subscription or when the newspaper is delivered to the customer.  Amounts we receive from customers in advance of revenue recognition are deferred as liabilities.  Deferred revenue to be earned more than one year from the balance sheet date is included in other long-term liabilities in the consolidated balance sheets.

Printing revenue from external customers as well as third-party distribution revenue is recognized when the product is delivered in accordance with the customers' instructions.

We also derive revenues from retransmission of our television programs by MVPDs.  Retransmission revenues from MVPDs are recognized based on average monthly subscriber counts and contractual rates over the terms of the agreements.

Multiple-deliverable revenue arrangements
Multiple-deliverable revenue arrangements— We sell airtime on television and radio stations and online advertising bundled arrangements, where multiple products are involved.  Significant deliverables within these arrangements include advertising on television and radio stations and advertising placed on various company websites, each of which are considered separate units of accounting.  Our daily newspaper sells print and online advertising in bundled arrangements, where multiple products are involved.  Significant deliverables within these arrangements include advertising in the printed daily newspaper and advertising placed on various company websites, each of which are considered separate units of accounting.  There were no significant changes in units of accounting, the allocation process or the pattern and timing of revenue recognition upon adoption of the amended guidance related to revenue recognition for arrangements with multiple deliverables.

Shipping and handling costs	Shipping and handling costs—Shipping and handling costs, including postage, billed to customers are included in revenue and the related costs are included in operating costs and expenses.
Advertising expense	Advertising expense—We expense our advertising costs as incurred. Advertising expense totaled $6,645, $7,438 and $6,915 in 2013, 2012 and 2011, respectively.
Interest expense	Interest expense—All interest incurred during the years ended December 29, 2013, December 30, 2012 and December 25, 2011 was expensed.
Income taxes
Income taxes—Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes.  Valuation allowances are established when management determines that it is more likely than not that some portion or all of a deferred tax asset will not be realized.

We recognize an uncertain tax position when it is more likely than not to be sustained upon examination by taxing authorities and we measure the tax benefit as the largest amount of benefit, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement.

Fair values
Fair values—The carrying amount of cash and cash equivalents, receivables, accounts payable, accrued severance and barter programming assets and liabilities approximates fair value as of December 29, 2013 and December 30, 2012.

Cash equivalents	Cash equivalents—Cash equivalents are highly liquid investments with maturities of three months or less when purchased. Cash equivalents are stated at cost, which approximates market value.
Receivables, net
Receivables, net— Our non-interest bearing accounts receivable arise primarily from the sale of advertising, commercial printing, commercial distribution and the retransmission of our television programs by MVPDs.  We record accounts receivable at original invoice amounts.  The accounts receivable balance is reduced by an estimated allowance for doubtful accounts. We evaluate the collectability of our accounts receivable based on a combination of factors.  We specifically review historical write-off activity by market, large customer concentrations, customer creditworthiness and changes in our customer payment patterns and terms when evaluating the adequacy of the allowance for doubtful accounts.  In circumstances where we are aware of a specific customer's inability to meet its financial obligations, we record a specific reserve to reduce the amounts recorded to what we believe will be collected.  For all other customers, we recognize allowances for bad debts based on historical experience of bad debts as a percent of accounts receivable for each business unit.  We write off uncollectible accounts against the allowance for doubtful accounts after collection efforts have been exhausted.  The allowance for doubtful accounts at December 29, 2013 and December 30, 2012 was $1,688 and $2,377, respectively.

Concentration of credit risk
Concentration of credit risk—Generally, credit is extended based upon an evaluation of the customer's financial position, and advance payment is not required.  Credit losses are provided for in the financial statements and have been within management's expectations.  Given the current economic environment, credit losses may increase in the future.

Inventories
Inventories—Inventories are stated at the lower of cost (first in, first out method) or market.  A summary of inventories follows:

	2013	2012
December 29 and December 30
Paper and supplies	$2,224	$2,950
Work in process	59	84
Less obsolescence reserve	(92)	(90)
Inventories, net	$2,191	$2,944

Television programming
Television programming—We have agreements with distributors for the rights to television programming over contract periods, which generally run for one to five years.  Each contract is recorded as an asset and a liability at an amount equal to its gross contractual commitment when the license period begins and the program is available for its first showing.  The portion of program contracts that become payable within one year is reflected as a current liability in the accompanying consolidated balance sheets.  The rights to program materials are carried at the lower of unamortized cost or estimated net realizable value or in the case of programming obtained by an acquisition, at estimated fair value.  The cost for the rights of first-run and sports programming are recorded as the episodes and games are broadcast.  We do not record an asset and liability for such rights when the license period begins because the programming is not available for broadcast.  Certain of our agreements require us to provide barter advertising time to our distributors.  Barter advertising revenue and expense was $7,210, $5,393 and $4,672 in 2013, 2012 and 2011, respectively.

Property and equipment
Property and equipment—Property and equipment are recorded at cost.  Depreciation of property and equipment is provided, using the straight-line method, over the estimated useful lives, which are as follows:

Years
Building and land improvements	10
Buildings	30
Newspaper printing presses	25
Broadcasting equipment	5-20
Other printing presses	10
Other	3-10

Depreciation expense totaled $20,058, $20,590 and $21,261 in 2013, 2012 and 2011, respectively.  As of December 29, 2013, we have $160.5 million of net property and equipment secured by our credit facility.

Capital leases
Capital leases—We charge amortization expense of assets recorded under capital leases to depreciation expense in our consolidated statements of operations and accumulated depreciation in our consolidated balance sheets.  At December 29, 2013 we recorded $474 for capital leases in equipment, $162 in accumulated depreciation, $79 in current portion of long-term liabilities and $244 in other long-term liabilities in our consolidated balance sheet.  At December 30, 2012 we recorded $1,834 for capital leases in equipment, $1,683 in accumulated depreciation, $54 in current portion of long-term liabilities and $113 in other long-term liabilities in our consolidated balance sheet.

Intangible assets
Intangible assets—Indefinite-lived intangible assets, which consist of television and radio broadcast licenses and goodwill, are reviewed for impairment at least annually or more frequently if impairment indicators are present.  We continue to amortize definite-lived intangible assets on a straight-line basis over periods of five to 25 years.  The costs incurred to renew or extend the term of our television and radio broadcast licenses and certain customer relationships are expensed as incurred.  See Note 9, "Goodwill, Broadcast Licenses and Other Intangible Assets," for additional disclosures on our intangible assets.

Notes receivable
Notes receivable — We received a $450 secured note resulting from the sale of two radio stations in Boise, Idaho in September 2009.  Interest-only payments were due monthly and the principal balance of the note was due on September 25, 2014.  Principal payments totaling $50 were received in 2011 and 2010.  At December 25, 2011, the note receivable was $400 and reported in other assets in the condensed consolidated balance sheets.  In the third quarter of 2012, the remaining balance was paid.

In consideration for the sale of the Clearwater, Florida-based operations of PrimeNet in February 2010, we received a $700 promissory note repayable over four years and a $147 working capital note repayable over three years.  At the time of the sale, we recorded receivables of $587 and $129, respectively, representing the fair value of the notes discounted at 6.785% and 9.08%, respectively.  At December 25, 2011, the notes receivables balances were $433 and $51, respectively, and reported in receivables, net in the consolidated balance sheets.  In 2012, both notes were paid in full.

In partial consideration for the sale of certain publishing assets of Journal Community Publishing Groups, Inc. in December 2012, we received a $772 promissory note bearing interest at 3% and repayable over three years.  At the time of the sale, we recorded a $738 receivable representing the estimated fair value of the note discounted at 6.25%.  These fair value measurements fall within Level 2 of the fair value hierarchy. The notes receivable balance at December 29, 2013 and December 30, 2012 was $524 and $772, respectively.

Interest income and the unamortized discount on our notes receivable are recorded using the effective interest method.

Impairment of long-lived assets
Impairment of long-lived assets—Property and equipment and other definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  If an asset is considered impaired, a charge is recognized for the difference between the fair value and carrying value of the asset or group of assets.  Such analyses necessarily involve significant judgment.  In 2013 and 2012, we recorded property impairment charges of $238 and $368 at our radio segment representing the excess of indicated fair value over the carrying value of a building held for sale.   In 2012, our publishing segment recorded a building impairment charge of $125 representing the excess in indicated fair value over the carrying value of the assets held for sale.  Fair value was determined pursuant to an accepted offer to sell the building or a broker's opinion of the value based upon similar assets in an inactive market.  This fair value measurement is considered a level 3 measurement under the fair value hierarchy.

Share Repurchases
Share Repurchases—Shares repurchased under our July 2011 share repurchase program remain authorized but unissued.  The cost of the class A shares repurchased under the program was greater than par value and we recorded a charge to par value and additional paid in capital.  On August 13, 2012, we repurchased all 3,264 outstanding shares of our class C common stock, including all rights associated with such shares of class C common stock.

Earnings per share
Earnings per share

Basic

For all periods during which our class C common stock was issued and outstanding (see Note 2 "Notes Payable" regarding the Company's repurchase of all 3,264 shares of the Company's class C common stock issued and outstanding in August 2012), we apply the two-class method for calculating and presenting our basic earnings per share.  As noted in the FASB's guidance for earnings per share, the two-class method is an earnings allocation formula that determines earnings per share for each class of common stock according to dividends declared (or accumulated) and participation rights in undistributed earnings.  Under that method:

(a)	Income (loss) from continuing operations ("net earnings (loss)") is reduced by the amount of dividends declared in the current period for each class of stock and by the contractual amount of dividends that must be paid or accrued during the current period.

(b)	The remaining earnings, which may include earnings from discontinued operations ("undistributed earnings"), are allocated to each class of common stock to the extent that each class of stock may share in earnings if all of the earnings for the period were distributed.

(c)	The remaining losses ("undistributed losses") are allocated to the class A and B common stock. Undistributed losses are not allocated to the class C common stock and non-vested restricted stock because the class C common stock and the non-vested restricted stock are not contractually obligated to share in the losses. Losses from discontinued operations are allocated to class A and B common stock and may be allocated to class C common stock and non-vested restricted stock if there is undistributed earnings after deducting earnings distributed to class C common stock from income from continuing operations.

(d)	The total earnings (loss) allocated to each class of common stock are then divided by the number of weighted average shares outstanding of the class of common stock to which the earnings (loss) are allocated to determine the earnings (loss) per share for that class of common stock.

(e)	Basic earnings (loss) per share data are presented for class A and B common stock in the aggregate and for class C common stock. The basic earnings (loss) per share for class A and B common stock are the same; hence, these classes are reported together.

In applying the two-class method, we have determined that undistributed earnings should be allocated equally on a per share basis among each class of common stock due to the lack of any contractual participation rights of any class to those undistributed earnings.  Undistributed losses are allocated to only the class A and B common stock for the reason stated above.

The following table sets forth the computation of basic earnings per share under the two-class method:

	2013	2012		2011

Numerator for basic earnings from continuing operations for each class of common stock and non-vested restricted stock:
Earnings from continuing operations	$26,250	$32,582		$21,713
Less dividends:
Class A and B	-	-		-
Minimum class C	-	1,146		1,854
Non-vested restricted stock	-	-		-
Total undistributed earnings from continuing operations	$26,250	$31,436		$19,859

Undistributed earnings from continuing operations:
Class A and B	$26,250	$29,991		$18,423
Class C	-	1,233		1,177
Non-vested restricted stock	-	212		259
Total undistributed earnings from continuing operations	$26,250	$31,436		$19,859

Numerator for basic earnings from continuing operations per class A and B common stock:
Minimum dividends on class A and B	$-	$-		$-
Class A and B undistributed earnings	26,250	29,991		18,423
Numerator for basic earnings from continuing operations per class A and B common stock	$26,250	$29,991		$18,423

Numerator for basic earnings from continuing operations per class C common stock:
Minimum dividends on class C	$-	$1,146		$1,854
Class C undistributed earnings	-	1,233		1,177
Numerator for basic earnings from continuing operations per class C common stock	$-	$2,379		$3,031

Denominator for basic earnings from continuing operations for each class of common stock:
Weighted average shares outstanding -
Class A and B	50,259	50,091		51,088
Class C	-	3,264	(1)	3,264

Basic earnings per share from continuing operations:
Class A and B	$0.52	$0.60		$0.36
Class C	$-	$0.73		$0.93

(1)	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.

	2013	2012		2011

Numerator for basic earnings from discontinued operations for each class of common stock and non-vested restricted stock:
Total undistributed earnings from discontinued operations	$(49)	$743		$473
Undistributed earnings from discontinued operations:
Class A and B	(49)	709		439
Class C	-	29		28
Non-vested restricted stock	-	5		6
Total undistributed earnings from discontinued operations	$(49)	$743		$473

Denominator for basic earnings from discontinued operations for each class of common stock:
Weighted average shares outstanding -
Class A and B	50,259	50,091		51,088
Class C	-	3,264	(1)	3,264

Basic earnings per share from discontinued operations:
Class A and B	$-	$0.01		$0.01
Class C	$-	$0.01		$0.01

Numerator for basic net earnings for each class of common stock:
Net earnings	$26,201	$33,325		$22,186
Less dividends:
Class A and B	-	-		-
Minimum class C	-	1,146		1,854
Non-vested restricted stock	-	-		-
Total undistributed net earnings	$26,201	$32,179		$20,332

Undistributed net earnings:
Class A and B	$26,201	$30,701		$18,862
Class C	-	1,261		1,206
Non-vested restricted stock	-	217		264
Total undistributed net earnings	$26,201	$32,179		$20,332

Numerator for basic net earnings per class A and B common stock:
Dividends on class A and B	$-	$-		$-
Class A and B undistributed net earnings	26,201	30,701		18,862
Numerator for basic net earnings per class A and B common stock	$26,201	$30,701		$18,862

(1)	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.

	2013	2012		2011

Numerator for basic net earnings per class C common stock:
Minimum dividends on class C	$-	$1,146		$1,854
Class C undistributed net earnings	-	1,261		1,206
Numerator for basic net earnings per class C common stock	$-	$2,407		$3,060

Denominator for basic net earnings for each class of common stock:
Weighted average shares outstanding -
Class A and B	50,259	50,091		51,088
Class C	-	3,264	(1)	3,264

Basic net earnings per share:
Class A and B	$0.52	$0.61		$0.37
Class C	$-	$0.74		$0.94

(1)	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.

Diluted

Diluted earnings per share is computed based upon the assumption that common shares are issued upon exercise of our stock appreciation rights when the exercise price is less than the average market price of our common shares and common shares will be outstanding upon expiration of the vesting periods for our non-vested restricted stock and performance-based restricted stock units.  For the year ended December 29, 2013, 435 non-vested restricted class B common shares and performance-based restricted stock units are not included in the computation of diluted earnings per share because they are anti-dilutive.  For the year ended December 30, 2012, 538 non-vested restricted class B common shares are not included in the computation of diluted earnings per share because they are anti-dilutive.  The class C shares are not converted into class A and B shares because they are anti-dilutive for all periods presented, and therefore are not included in the diluted weighted average shares outstanding.

The following table sets forth the computation of diluted net earnings (loss) per share for class A and B common stock:

	2013	2012	2011

Numerator for diluted net earnings per share:
Dividends on class A and B common stock	$-	$-	$-
Total undistributed earnings from continuing operations	26,250	29,991	18,424
Total undistributed earnings from discontinued operations	(49)	710	439
Net earnings	$26,201	$30,701	$18,863

Denominator for diluted net earnings per share:
Weighted average shares outstanding	50,436	50,091	51,088

Diluted earnings per share:
Continuing operations	$0.52	$0.60	$0.36
Discontinued operations	-	0.01	0.01
Net earnings	$0.52	$0.61	$0.37

Diluted earnings per share for the class C common stock is the same as basic earnings per share for the class C common stock because there are no class C common stock equivalents.

Prior to the repurchase of the class C common stock, each of the 3,264 class C shares outstanding was convertible at any time at the option of the holder into either (i) 1.363970 class A shares (or a total of 4,452 class A shares) or (ii) 0.248243 class A shares (or a total of 810 class A shares) and 1.115727 class B shares (or a total of 3,642 class B shares).

New accounting standards
New accounting standards

In July 2013, the FASB issued guidance related to the presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or a tax credit carryforward exists.  The new guidance clarifies that companies should present an unrecognized tax benefit as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward.  This guidance is effective for fiscal years beginning after December 15, 2013, with early adoption permitted.  We adopted this guidance in 2013.  The adoption of this guidance did not impact our financial position or results of operations.

In February 2013, the FASB issued guidance related to items reclassified from accumulated other comprehensive income.  The new guidance requires either in a single note or parenthetically on the face of the financial statements: (i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. This guidance is effective for fiscal years beginning January 1, 2013 with early adoption permitted.  We adopted this guidance in 2013.  The adoption of this guidance did not impact our financial position or results of operations.